CHANGE IN ACCOUNTING POLICIES - Reconciliation of Consolidated Statement of Cash Flows, Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Additions to newbuildings, vessels and equipment	$ 335,815	$ 473,761
Charter hire expenses		0
Administrative expenses	(47,374)	(26,424)
Stock option expense	4,700	185
Change in restricted cash	0	14,928
Amortization of debt issuance costs		0
Gain on derivatives		0
Interest paid	83,039	60,477
Interest received	$ 5,094	119
Debt issuance costs paid		0
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy
Disclosure of voluntary change in accounting policy [line items]
Additions to newbuildings, vessels and equipment		11,361
Depreciation expense on capitalized dry docking costs		13,300
Write off of the carrying value of capitalized dry docking costs		1,800
Charter hire expenses		2,695
Administrative expenses		1,467
Stock option expense		185
Change in restricted cash		14,928
Amortization of debt issuance costs		5,208
Gain on derivatives		23,262
Interest paid		60,477
Interest received		119
Debt issuance costs paid		$ 8,050
Minimum | Dry-docking
Disclosure of voluntary change in accounting policy [line items]
Depreciation period	2 years 6 months
Minimum | Dry-docking | Effect of transition to IFRS
Disclosure of voluntary change in accounting policy [line items]
Depreciation period	2 years 6 months
Maximum | Dry-docking
Disclosure of voluntary change in accounting policy [line items]
Depreciation period	5 years
Maximum | Dry-docking | Effect of transition to IFRS
Disclosure of voluntary change in accounting policy [line items]
Depreciation period	5 years